Accounts Receivable, Net (Details) - Schedule of Movement the Allowance Expected Credit Losses - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Valuation Allowance [Line Items]
Balance at beginning of the year	$ (1,596,858)	$ (463,981)	$ (193,705)
Current year addition	(942,762)	(1,165,908)	(277,529)
Foreign exchange difference	(22,183)	33,030	7,253
Balance at end of the year	$ (2,561,803)	$ (1,596,858)	$ (463,981)